COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
As of September 30, 2013, future minimum rental commitments under non-cancelable operating leases are as follows:

Year ending September 30,

2014	$5,979
2015	5,831
2016	5,795
2017	5,896
2018 and on	43,019

Total minimum lease payments *)	$66,520

*)	Minimum payments have been reduced by minimum sublease rental of $ 1,068 due in the future under non-cancelable subleases.